Share-based Compensation (Details Narrative) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	Jul. 18, 2025	Feb. 07, 2024
Share-Based Payment Arrangement [Abstract]
Stock options granted to purchase of shares		2,268,000
Exercise price		¥ 200
Stock options contractual term		8 years
Fair value of stock options as of grant date, per share		¥ 72.2
Share-based compensation expenses	¥ 16,368